Right-of-use assets, long-term financial assets and lease liabilities - Contractual undiscounted cash flows for lease obligations (Details) - CHF (SFr) SFr in Thousands	Sep. 30, 2022	Dec. 31, 2021
Contractual undiscounted cash flows for lease liabilities:
Contractual undiscounted cash flows for lease liabilities	SFr 2,624
Escrow deposits	400	SFr 400
Less than one year
Contractual undiscounted cash flows for lease liabilities:
Contractual undiscounted cash flows for lease liabilities	638
1-3 years
Contractual undiscounted cash flows for lease liabilities:
Contractual undiscounted cash flows for lease liabilities	1,238
3-5 years
Contractual undiscounted cash flows for lease liabilities:
Contractual undiscounted cash flows for lease liabilities	SFr 748